Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Cash flows from operating activities
Net income	$ 52,434	$ 31,471
Adjustments to reconcile net income to net cash provided by operating activities
Dry hole costs	2,952
Depletion, depreciation, and amortization	130,521	82,552
Accretion of discount	573	434
Amortization of debt issuance costs	6,129	2,003
Accrued interest expense	16,611
Stock compensation expense	2,707	10,379
Other non-cash compensation expense	380	2,592
Amortization of deferred revenue	(862)	(114)
Net loss (gain) on commodity derivatives	9,785	(4,444)
(Gain) loss on sales of assets	(97)	30
Deferred income taxes	6,637	(141)
Other - net	241	227
Changes in assets and liabilities
Accounts receivable	(4,961)	(23,359)
Other assets	631	643
Accounts payable and accrued liabilities	28,151	16,292
Net cash provided by operations	251,832	118,565
Cash flows from investing activities
Additions to oil and gas properties	(343,405)	(127,478)
Net adjustments to purchase price of properties acquired	15,709
Proceeds from sales of assets	99	629
Acquisition of other property, plant and equipment	(1,196)	(440)
Current period settlements of matured derivative contracts	(14,228)	7,680
Change in restricted cash	(52)
Net cash used in investing	(343,073)	(119,609)
Cash flows from financing activities
Proceeds from issuance of long-term debt	80,000
Repayment under long-term debt	(468,000)	(172,000)
Proceeds from senior notes	500,000
Proceeds from sale of common stock, net of expenses of $15.1 million		172,422
Purchases of treasury stock	(358)
Payment of debt issuance costs	(11,431)	(49)
Net cash provided by financing	100,211	373
Net increase (decrease) in cash	8,970	(671)
Cash
Beginning of period	23,820	23,726
End of period	32,790	23,055
Supplemental disclosure of cash flow information
Cash paid for interest	10,787	19,442
Cash paid for income taxes	155
Change in accrued additions to oil and gas properties	58,501	26,826
Current additions to ARO	1,205	499
Deferred offering costs		60
Noncash distributions to members		$ 10,000